Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 161,343	£ 146,139
Loans and advances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	18,726	12,597
Trading portfolio assets [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	65,341	63,373
Financial assets at fair value through the income statement [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	8,107	7,450
Financial assets at fair value through other comprehensive income [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	8,011	9,179
Cash collateral [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 61,158	£ 53,540